Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Statutory federal tax rate	34.00%	34.00%
State taxes, net of federal benefit	(0.02%)	(0.03%)
Valuation allowance	(32.00%)	(30.32%)
Other	(2.00%)	(3.68%)
Provision for income taxes	(0.02%)	(0.03%)